Income Taxes - Schedule of income (loss) before income taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Taxes [Line Items]
Income (loss) before taxes and income from equity in affiliates	¥ (585,319)	$ (89,705)	¥ 967,975	¥ 1,011,597
Mainland China
Income Taxes [Line Items]
Income (loss) before taxes and income from equity in affiliates	846,584	129,744	400,776	671,274
Hong Kong
Income Taxes [Line Items]
Income (loss) before taxes and income from equity in affiliates	345,758	52,990	379,896	408,240
Cayman Islands
Income Taxes [Line Items]
Income (loss) before taxes and income from equity in affiliates	(1,811,849)	(277,678)	100,232	(28,664)
Others
Income Taxes [Line Items]
Income (loss) before taxes and income from equity in affiliates	¥ 34,188	$ 5,239	¥ 87,071	¥ (39,253)